Oppenheimer Strategic Income Fund

Supplement dated September 1, 2009 to the
Prospectus dated January 28, 2009

This supplement amends the Prospectus of Oppenheimer Strategic Income Fund (the "Fund") dated January 28, 2009, and is in addition to the supplements dated March 31, 2009 and May 15, 2009.

The following is added to the section titled "About the Fund’s Investments – Other Investment Strategies and Risks”:

Participation in TALF Program: The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and SBA-guaranteed small business loans or certain commercial mortgage-backed securities (“TALF Eligible Securities”). Among other requirements, TALF Eligible Securities must be rated in the highest investment-grade rating category by at least two ratings agencies (without the benefit of a third-party guarantee), and must not be placed on a watch list by any such ratings agency. TALF Eligible Securities that are downgraded or placed on a watch list by any such rating agency after the subscription date for a TALF Program loan will remain TALF Eligible Securities for purposes of that loan. The Fund may not borrow an amount under the TALF Program in excess of 15% of the Fund’s total assets.

The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. In addition, it will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Fund. The interest rate under a loan will vary and will be determined under the terms of the TALF Program. The term of a loan will depend on the nature of the TALF Eligible Securities pledged by the Fund, and is generally three years or five years. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Generally, under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund's returns. Except in certain limited circumstances, TALF Program loans are non-recourse, and if the Fund does not repay the loan, the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the TALF Eligible Securities pledged by the Fund default and lose all their value, under the current terms of the TALF Program, the New York Fed cannot look to the Fund to cover the principal on the loan. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, it would lose the amount of the TALF Eligible Securities pledged by the Fund in excess of the amount borrowed.

TALF Eligible Securities are subject to the risks described above with respect to fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. Loans under the TALF Program are not subject to the Funds’ limitations on borrowings described in the Fund’s Statement of Additional Information. However, if the Fund borrows under the TALF Program it will segregate liquid assets (in addition to any assets pledged as TALF Eligible Securities), marked-to-market daily, in an amount equal to the Fund’s outstanding principal and any interest due and payable under the TALF Program loan.

The TALF Program is currently scheduled to discontinue new borrowings on June 30, 2010 for certain commercial mortgage-backed securities and on March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates.

September 1, 2009                                                                         PS0230.035

OPPENHEIMER STRATEGIC INCOME FUND

Supplement dated September 1, 2009 to the

Statement of Additional Information dated January 28, 2009,

revised May 11, 2009

This supplement amends the Statement of Additional Information ("SAI") of Oppenheimer Strategic Income Fund (the "Fund"), dated January 28, 2009, revised May 11, 2009.

1. The following is added to the section titled “Other Investment Techniques and Strategies”:

Participation in TALF Program: The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and SBA-guaranteed small business loans or certain commercial mortgage-backed securities (“TALF Eligible Securities”). Among other requirements, TALF Eligible Securities must be rated in the highest investment-grade rating category by at least two ratings agencies (without the benefit of a third-party guarantee), and must not be placed on a watch list by any such ratings agency. TALF Eligible Securities that are downgraded or placed on a watch list by any such rating agency after the subscription date for a TALF Program loan will remain TALF Eligible Securities for purposes of that loan. The Fund may not borrow an amount under the TALF Program in excess of 15% of the Fund’s total assets.

The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. In addition, it will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Fund. The interest rate under a loan will vary and will be determined under the terms of the TALF Program. The term of a loan will depend on the nature of the TALF Eligible Securities pledged by the Fund, and is generally three years or five years. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Generally, under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund’s returns. Except in limited circumstances, TALF Program loans are non-recourse, and if the Fund does not repay the loan, the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the TALF Eligible Securities pledged by the Fund default and lose all their value, under the current terms of the TALF Program, the New York Fed cannot look to the Fund to cover the principal on the loan. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, it would lose the amount of the TALF Eligible Securities pledged by the Fund in excess of the amount borrowed.

TALF Eligible Securities are subject to the risks described above with respect to fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. Loans under the TALF Program are not subject to the Funds’ limitations on borrowings described in this Statement of Additional Information. However, if the Fund borrows under the TALF Program it will segregate liquid assets (in addition to any assets pledged as TALF Eligible Securities), marked-to-market daily, in an amount equal to the Fund’s outstanding principal and any interest due and payable under the TALF Program loan.

The Federal Reserve may change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. The Fund cannot predict the form any such changes or modifications might take and, if the Fund participates in the TALF Program, such changes may adversely affect the value of the Fund’s assets and the ability of the Fund to achieve its investment objectives.

Under certain limited circumstances (such as the Fund’s failure to comply with the informational requirements of the TALF Program), loans under the TALF Program may become recourse to the Fund, which may adversely affect the Fund’s ability to achieve its investment objective. If loans under the TALF Program become recourse against the Fund and the value of the TALF Eligible Securities pledged to the New York Fed does not at least equal the amount of principal and interest the Fund owes to the New York Fed under the loan, then the Fund will be required to pay the difference to the New York Fed. In order to make this payment, the Fund may be required to sell portfolio securities during adverse market conditions or at other times it would not otherwise choose to sell such securities.

The TALF Program is currently scheduled to discontinue new borrowings on June 30, 2010 for certain commercial mortgage-backed securities and on March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates.

2. The section titled “Other Investment Techniques and Strategies – Borrowing for Leverage” on page 33 of the SAI is deleted in its entirety and replaced with the following:

Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The Fund may borrow only from banks and/or affiliated investment companies. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all Borrowings including the proposed borrowing, in the manner set forth in the Investment Company Act. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

In addition, the Fund may participate in certain loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus), including the TALF Program, to the extent permitted by the Investment Company Act or any SEC relief granted thereunder. Such participations will not be considered borrowings for purposes of the Fund’s limitation on borrowing, but may create similar risks, such as leverage, and entail similar costs and expenses to the Fund.

September 1, 2009                                                                        PX0230.018